Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 29,152,294	$ 9,862,915
Less: Doubtful allowance	(6,629,960)	(806,140)
Total accounts receivable net	$ 22,522,334	$ 9,056,775